Earnings Per Common Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Common Share
EARNINGS PER COMMON SHARE
Basic and diluted earnings per common share is calculated by dividing net income (loss) attributable to common shareholder of Hydro One by the weighted-average number of common shares outstanding. The weighted-average number of common shares outstanding at December 31, 2019 was 142,239 (2018 - 142,239). There were no dilutive securities during 2019 or 2018.